Document and Entity Information	9 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	KNOW LABS, INC.
Entity Central Index Key	0001074828
Document Type	POS AM
Document Period End Date	Jun. 30, 2018
Amendment Flag	true
Amendment Description	To update financials.
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company